WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

COMMON STOCKS - 89.8%	Shares	Value
Communications - 8.5%
Internet Media & Services - 7.2%
Alphabet, Inc. - Class A (a)(b)	22,980	$3,964,050
Meta Platforms, Inc. - Class A (b)	7,365	3,438,203
		7,402,253
Telecommunications - 1.3%
T-Mobile US, Inc.	7,700	1,347,192

Consumer Discretionary - 8.9%
E-Commerce Discretionary - 3.0%
Amazon.com, Inc. (a)(b)	17,833	3,146,455

Leisure Facilities & Services - 3.1%
Marriott International, Inc. - Class A	4,000	924,680
Starbucks Corporation	27,878	2,236,373
		3,161,053
Retail - Discretionary - 2.8%
Lowe's Companies, Inc.	3,500	774,515
Lululemon Athletica, Inc. (a)	1,550	483,585
O'Reilly Automotive, Inc. (a)	855	823,587
TJX Companies, Inc. (The)	8,062	831,192
		2,912,879
Consumer Staples - 5.9%
Retail - Consumer Staples - 4.2%
Dollar Tree, Inc. (a)	13,235	1,561,068
Target Corporation	17,964	2,805,258
		4,366,326
Wholesale - Consumer Staples - 1.7%
Sysco Corporation (b)	23,519	1,712,654

Energy - 4.2%
Oil & Gas Producers - 3.4%
Diamondback Energy, Inc.	6,300	1,255,338
EOG Resources, Inc.	17,828	2,220,478
		3,475,816
Oil & Gas Services & Equipment - 0.8%
Schlumberger Ltd.	19,300	885,677

1

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Value
Financials - 9.0%
Asset Management - 0.7%
Charles Schwab Corporation (The)	10,000	$732,800

Banking - 5.0%
Citigroup, Inc. (b)	18,004	1,121,829
Fifth Third Bancorp	28,000	1,047,760
Truist Financial Corporation	30,800	1,162,700
Wells Fargo & Company (b)	30,040	1,799,997
		5,132,286
Institutional Financial Services - 1.8%
Goldman Sachs Group, Inc. (The) (b)	4,024	1,837,037

Insurance - 1.5%
Chubb Ltd. (b)	5,926	1,604,879

Health Care - 16.8%
Biotech & Pharma - 4.2%
AbbVie, Inc. (b)	18,474	2,978,747
Eli Lilly & Company	1,620	1,328,951
		4,307,698
Health Care Facilities & Services - 3.4%
Cencora, Inc.	5,200	1,178,164
CVS Health Corporation	22,051	1,314,239
UnitedHealth Group, Inc.	2,153	1,066,532
		3,558,935
Medical Equipment & Devices - 9.2%
Abbott Laboratories	9,300	950,367
Boston Scientific Corporation (a)	18,350	1,386,710
Danaher Corporation (b)	4,515	1,159,452
DexCom, Inc. (a)	9,050	1,074,869
Edwards Lifesciences Corporation (a)	15,919	1,383,202
Intuitive Surgical, Inc. (a)	5,027	2,021,457
Thermo Fisher Scientific, Inc. (b)	2,679	1,521,618
		9,497,675
Industrials - 9.9%
Aerospace & Defense - 0.9%
Boeing Company (The) (a)	5,450	967,974

Diversified Industrials - 3.8%
Emerson Electric Company	23,225	2,604,916
2

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Value
Industrials - 9.9% (Continued)
Diversified Industrials - 3.8% (Continued)
Honeywell International, Inc.	6,290	$1,271,775
		3,876,691
Machinery - 1.2%
Ingersoll Rand, Inc.	13,700	1,274,785

Transportation & Logistics - 4.0%
CSX Corporation	57,031	1,924,796
Delta Air Lines, Inc.	19,100	974,482
Norfolk Southern Corporation	5,253	1,180,875
		4,080,153
Materials - 3.4%
Chemicals - 2.2%
Celanese Corporation	6,800	1,033,872
International Flavors & Fragrances, Inc.	12,920	1,242,646
		2,276,518
Construction Materials - 1.2%
Carlisle Companies, Inc.	2,910	1,217,224

Technology - 23.2%
Semiconductors - 9.7%
Advanced Micro Devices, Inc. (a)	2,950	492,355
Analog Devices, Inc. (b)	11,788	2,764,168
Marvell Technology, Inc.	32,639	2,245,889
NVIDIA Corporation (b)	4,142	4,540,999
		10,043,411
Software - 7.1%
Intuit, Inc.	920	530,325
Microsoft Corporation (b)	12,735	5,286,681
MongoDB, Inc. (a)	1,325	312,779
Oracle Corporation	10,500	1,230,495
		7,360,280
Technology Hardware - 3.0%
Apple, Inc. (b)	15,909	3,058,505

Technology Services - 3.4%
Mastercard, Inc. - Class A (b)	4,066	1,817,787
PayPal Holdings, Inc. (a)(b)	8,481	534,218
3

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.8% (Continued)	Shares	Value
Technology - 23.2% (Continued)
Technology Services - 3.4% (Continued)
Visa, Inc. - Class A	4,278	$1,165,584
		3,517,589

Total Common Stocks (Cost $60,285,298)		$92,754,745

MONEY MARKET FUNDS - 8.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (c) (Cost $8,456,628)	8,456,628	$8,456,628

Investments at Value - 98.0% (Cost $68,741,926)		$101,211,373

Other Assets in Excess of Liabilities - 2.0%		2,109,265

Net Assets - 100.0%		$103,320,638

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open short positions. The total value of such securities as of May 31, 2024 was $30,920,748.
(c)	The rate shown is the 7-day effective yield as of May 31, 2024.

4

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2024 (Unaudited)

COMMON STOCKS - 37.9%	Shares	Value
Communications - 0.6%
Cable & Satellite - 0.6%
Charter Communications, Inc. - Class A	2,050	$588,596

Consumer Discretionary - 7.5%
Apparel & Textile Products - 1.0%
NIKE, Inc. - Class B	11,155	1,060,283

E-Commerce Discretionary - 1.3%
eBay, Inc.	24,150	1,309,413

Leisure Facilities & Services - 1.2%
Hilton Worldwide Holdings, Inc.	6,000	1,203,600

Retail - Discretionary - 4.0%
AutoZone, Inc.	407	1,127,365
Best Buy Company, Inc.	6,635	562,781
Home Depot, Inc. (The)	3,800	1,272,506
Ross Stores, Inc.	8,350	1,166,996
		4,129,648
Consumer Staples - 0.7%
Retail - Consumer Staples - 0.7%
Walmart, Inc.	10,900	716,784

Energy - 3.0%
Oil & Gas Producers - 2.0%
Devon Energy Corporation	19,800	971,784
Occidental Petroleum Corporation	18,200	1,137,500
		2,109,284
Oil & Gas Services & Equipment - 1.0%
Baker Hughes Company	30,000	1,004,400

Financials - 2.7%
Asset Management - 0.8%
T. Rowe Price Group, Inc.	6,800	801,244

Banking - 0.9%
PNC Financial Services Group, Inc. (The)	6,200	975,818

5

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 37.9% (Continued)	Shares	Value
Financials - 2.7% (Continued)
Insurance - 1.0%
Hartford Financial Services Group, Inc. (The)	9,500	$982,775

Health Care - 7.6%
Biotech & Pharma - 3.3%
Bristol-Myers Squibb Company	22,400	920,416
Pfizer, Inc.	44,400	1,272,504
Vertex Pharmaceuticals, Inc.	2,700	1,229,418
		3,422,338
Health Care Facilities & Services - 1.1%
Patterson Companies, Inc.	45,150	1,110,238

Medical Equipment & Devices - 3.2%
Medtronic plc	12,300	1,000,851
Revvity, Inc.	10,870	1,187,656
Zimmer Biomet Holdings, Inc.	9,810	1,129,622
		3,318,129
Industrials - 6.0%
Aerospace & Defense - 1.1%
Lockheed Martin Corporation	2,540	1,194,664

Diversified Industrials - 1.0%
Illinois Tool Works, Inc.	4,100	995,275

Electrical Equipment - 2.1%
Lennox International, Inc.	2,400	1,206,240
Rockwell Automation, Inc.	3,700	952,861
		2,159,101
Transportation & Logistics - 1.8%
Southwest Airlines Company	30,200	810,568
Union Pacific Corporation	4,700	1,094,254
		1,904,822
Materials - 2.1%
Chemicals - 2.1%
Huntsman Corporation	43,000	1,066,400
Olin Corporation	20,695	1,112,563
		2,178,963
6

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 37.9% (Continued)	Shares	Value
Technology - 7.7%
Semiconductors - 1.0%
Microchip Technology, Inc.	5,600	$544,488
Texas Instruments, Inc.	2,850	555,779
		1,100,267
Software - 2.8%
Atlassian Corporation - Class A	3,850	603,911
Autodesk, Inc.	5,930	1,195,488
Workday, Inc. - Class A	5,150	1,088,967
		2,888,366
Technology Hardware - 1.6%
Cisco Systems, Inc.	26,900	1,250,850
Hewlett Packard Enterprise Company	24,000	423,600
		1,674,450
Technology Services - 2.3%
Accenture plc - Class A	4,563	1,288,089
Paychex, Inc.	8,800	1,057,408
		2,345,497

Total Securities Sold Short - 37.9% (Proceeds $39,945,504)		$39,173,955

plc	- Public Limited Company

7

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communications - 10.0%
Internet Media & Services - 10.0%
Alphabet, Inc. - Class A (a)	7,889	$1,360,852
Meta Platforms, Inc. - Class A	2,461	1,148,869
		2,509,721
Consumer Discretionary - 6.4%
E-Commerce Discretionary - 3.9%
Amazon.com, Inc. (a)	5,519	973,772

Leisure Facilities & Services - 2.5%
Starbucks Corporation	7,872	631,492

Consumer Staples - 8.6%
Retail - Consumer Staples - 5.7%
Dollar Tree, Inc. (a)	5,859	691,069
Target Corporation	4,858	758,625
		1,449,694
Wholesale - Consumer Staples - 2.9%
Sysco Corporation	9,971	726,088

Energy - 2.1%
Oil & Gas Producers - 2.1%
EOG Resources, Inc.	4,256	530,085

Financials - 11.2%
Banking - 5.2%
Citigroup, Inc.	8,186	510,070
Wells Fargo & Company	13,383	801,909
		1,311,979
Institutional Financial Services - 3.4%
Goldman Sachs Group, Inc. (The)	1,863	850,497

Insurance - 2.6%
Chubb Ltd.	2,429	657,822

Health Care - 16.4%
Biotech & Pharma - 3.3%
AbbVie, Inc.	5,190	836,836

8

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Health Care - 16.4% (Continued)
Health Care Facilities & Services - 4.1%
CVS Health Corporation	9,136	$544,505
UnitedHealth Group, Inc.	986	488,435
		1,032,940
Medical Equipment & Devices - 9.0%
Edwards Lifesciences Corporation (a)	7,654	665,056
Intuitive Surgical, Inc. (a)	2,291	921,257
Thermo Fisher Scientific, Inc.	1,207	685,552
		2,271,865
Industrials - 9.7%
Diversified Industrials - 5.7%
Emerson Electric Company	7,575	849,612
Honeywell International, Inc.	2,831	572,400
		1,422,012
Transportation & Logistics - 4.0%
CSX Corporation	14,371	485,021
Norfolk Southern Corporation	2,344	526,931
		1,011,952
Technology - 33.5%
Semiconductors - 14.4%
Analog Devices, Inc.	3,928	921,077
Marvell Technology, Inc.	9,581	659,268
NVIDIA Corporation	1,876	2,056,715
		3,637,060
Software - 7.1%
Microsoft Corporation	4,283	1,778,002

Technology Hardware - 5.7%
Apple, Inc.	7,541	1,449,757

Technology Services - 6.3%
Mastercard, Inc. - Class A	1,825	815,903
PayPal Holdings, Inc. (a)	3,800	239,362
Visa, Inc. - Class A	1,968	536,201
		1,591,466

Total Common Stocks (Cost $20,636,823)		$24,673,040

9

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (b) (Cost $358,258)	358,258	$358,258

Investments at Value - 99.3% (Cost $20,995,081)		$25,031,298

Other Assets in Excess of Liabilities - 0.7%		175,555

Net Assets - 100.0%		$25,206,853

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.

10